Other Income	6 Months Ended
Jun. 30, 2023
Other Income [Abstract]
OTHER INCOME
20	OTHER INCOME

	Six months ended June 30, 2022	Six months ended June 30, 2023
	RM	RM	USD
Interest income	22	942	202
Wage subsidy	29,900	-	-
Gain on disposal of financial asset, FVTOCI	-	780,319	167,167
Gain on disposal of property and equipment	1,891	-	-
Foreign exchange gain	-	158,801	34,020
Reimbursement income for expenses incurred	77,989	104,839	22,460
Others	-	10,005	2,143
Total	109,802	1,054,906	225,992

The Wage Subsidy Program (“WSP”) is a financial assistance introduced in Malaysia paid to employers of every enterprise, for each worker earning RM4,000 and below and for a period of six months only. The purpose of the WSP is to help employers affected economically by the COVID-19 pandemic to continue operations and avoid the loss of jobs and income streams for all enterprises.